Summary of Organization and Significant Accounting Policies - Carrying Value and Fair Value of Financial Instruments (Details) - Summit Materials, LLC - USD ($) $ in Thousands	Jul. 02, 2016	Jan. 02, 2016	Dec. 27, 2014
Financial Instruments
Current portion of debt	$ 6,500	$ 6,500	$ 5,275
Level 2 [Member]
Financial Instruments
Long-term debt		1,283,799	$ 1,101,873
Current portion of debt	6,500	6,500
Capitalized loan costs excluded	15,700	11,700
Level 2 [Member] | Fair Value
Financial Instruments
Long-term debt	1,553,674	1,283,799
Level 2 [Member] | Carrying Value
Financial Instruments
Long-term debt	1,538,962	1,291,858
Level 3 [Member] | Fair Value
Financial Instruments
Current portion of deferred consideration and noncompete obligations	10,240	13,166
Long term portion of deferred consideration and noncompete obligations	23,754	28,553
Level 3 [Member] | Carrying Value
Financial Instruments
Current portion of deferred consideration and noncompete obligations	10,240	13,166
Long term portion of deferred consideration and noncompete obligations	$ 23,754	$ 28,553